Intellectual Property, Net and Goodwill	9 Months Ended
Sep. 30, 2022
Intellectual Property Net And Goodwill
Intellectual Property, Net and Goodwill

Note 9. Intellectual Property, Net and Goodwill

The following table sets forth the components of the Company’s intellectual property at September 30, 2022 and December 31, 2021:

	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Extraction Technology patents	$113,430	$10,565	$102,865	$113,430	$5,560	$107,870
Extraction Technology	16,385,157	6,280,977	10,104,180	16,385,157	5,666,534	10,718,623
Acquired crude oil contracts	25,195,644	445,925	24,749,719	–	–	–
Ammonia synthesis patents	4,931,380	2,465,690	2,465,690	4,931,380	2,095,836	2,835,544
Total Intellectual property	$46,625,611	$9,203,157	$37,422,454	$21,429,967	$7,767,930	$13,662,037

The changes in the carrying amount of goodwill are as follows:

Goodwill
January 1, 2021	$–
Acquisition	6,562,028
September 30, 2022	$6,562,028

On August 1, 2022, the Company closed a Membership Interest Purchase Agreement, (the “MIPA”), with Jorgan Development, LLC, and JBAH Holdings, LLC, as the equity holders of Silver Fuels Delhi, LLC, a Louisiana limited liability company ("SFD") and White Claw Colorado City, LLC, a Texas limited liability company (“WCCC”) whereby, the Company acquired all of the issued and outstanding membership interests in each of SFD and WCCC making SFD and WCCC wholly owned subsidiaries of the Company. The purchase price for the Membership Interests is approximately $32.9 million, after post-closing adjustments.

In the business combination of acquiring WCCC we also acquired WCCC’s Oil Storage Agreement with White Claw Crude, LLC (“WC Crude”), who shares a beneficiary, James Ballengee, with Jorgan and JBAH, whom in aggregate now hold approximately 16% of our common stock. Under this agreement, WC Crude has the right, subject to the payment of service and maintenance fees, to store volumes of crude oil and other liquid hydrocarbons at a certain crude oil terminal operated by WCCC. WC Crude is required to pay $150,000 per month even if the storage space is not used. The agreement expires on December 31, 2031.

In the business combination of acquiring SFD, we acquired an amended Crude Petroleum Supply Agreement with WC Crude (the “Supply Agreement”), under which WC Crude supplies volumes of Crude Petroleum to SFD, which provides for the delivery to SFD a minimum of 1,000 sourced barrels per day, and includes a guarantee that when SFD resells these barrels, if SFD does not make at least a $5.00 per barrel margin on the oil purchased from WC Crude, then WC Crude will pay to SFD the difference between the sales price and $5.00 per barrel. In the event that SFD makes more than $5.00 per barrel, SFD will pay WC Crude a profit-sharing payment in the amount equal to 10% of the excess price over $5.00 per barrel, which amount will be multiplied by the number of barrels associated with the sale. The Supply Agreement expires on December 31, 2031.

The measurement of assets acquired and liabilities assumed in the business combination is based on preliminary estimates made by management and subject to adjustment within twelve months. Management estimated the provisional fair values of the intangible assets and goodwill at September 30, 2022. Management is performing a valuation study to calculate the fair value of the acquired intangible assets and goodwill, which it plans to complete within the one-year measurement period. Management has estimated the provisional fair values of goodwill and the acquired contracts (described above) to be $6,562,028 and $25,195,644. The acquired contracts are amortized over a 9 year, 5 month life. Based on the estimated fair value, the three and nine months ended September 30, 2022 the amortization expense of the acquired contracts was $445,925, and amortization expense for the year 2022 is estimated to be $1,114,812, and for the years 2023 through 2027 is $2,675,644 in each respective year. As of September 30, 2022 the estimated net value of the acquired contracts is $24,749,719.

The Company has been in discussions for the potential sale of the ammonia synthesis business, or certain assets of that business, including its patents. The Company is exploring all options including operating the business, creating a joint venture to operate the business, or appraising the businesses or their assets for the potential sale for at least the carrying value.